NET FINANCE COSTS (Tables)	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Disclosure of detailed information of finance cost

For the years ended	Note	March 31 2026	March 31 2025
Interest expense		$93,820	$92,195
Interest on lease liabilities	8	6,715	6,048
Interest income		(956)	(6,049)
		$99,579	$92,194